Provisions - Schedule of other provisions by type of provision (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions	€ 8,401	€ 8,441
Other combined provisions
Disclosure of other provisions [line items]
Provisions	4,873	4,634
Provisions for taxes
Disclosure of other provisions [line items]
Provisions	714	745
Provisions for employment-related proceedings | Brazil
Disclosure of other provisions [line items]
Provisions	612	611
Provisions for other legal proceedings
Disclosure of other provisions [line items]
Provisions	1,305	1,359
Provision for customer remediation
Disclosure of other provisions [line items]
Provisions	535	454
Provision for restructuring
Disclosure of other provisions [line items]
Provisions	663	596
Other
Disclosure of other provisions [line items]
Provisions	€ 1,044	€ 869